NON-CONTROLLING INTEREST (Details) (Wavecom S.A. and prior [Member], EUR €)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Wavecom S.A. and prior [Member]
NON-CONTROLLING INTEREST
Price per share under call/put agreement (in euros per share)	€ 8.50
Common Stock Wavecom Shares Acquired	0	4,250
Price of share acquired (in euros per share)	€ 8.50
Obligation for remaining number of shares	500